Supplement Dated May 5, 2008 to the

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S.TREASURY FUND

of the Reserve Fund

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

FLORIDA MUNICIPAL MONEY-MARKET FUND

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

MICHIGAN MUNICIPAL MONEY-MARKET FUND

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

OHIO MUNICIPAL MONEY-MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

VIRGINIA MUNICIPAL MONEY-MARKET FUND

of the Reserve Municipal Money-Market Trust II

NEW YORK MUNICIPAL MONEY-MARKET FUND

of the Reserve New York Municipal Money-Market Trust

ARIZONA MUNICIPAL MONEY-MARKET FUND

LOUISIANA MONEY-MARKET FUND

MINNESOTA MONEY-MARKET FUND

of the Reserve Municipal Money-Market Trust

Statement of Additional Information Dated September 28, 2007

The second paragraph under the section entitled, “Other Service Providers” in the Statement of Additional Information is replaced in its entirety with the following:

Custodian.  State Street Bank and Trust Company, 2 Avenue De Lafayette, Boston, MA 02111 is the custodian of the assets of the Fund (the “Custodian”) pursuant to a Custodian Agreement with the Trust on behalf of the Fund.